STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Aggregate Intrinsic Value
Exercised | $		$ 80		$ 1,222
Stock options [Member]
Number of Shares
Outstanding at the beginning of the period (in shares)		1,378,348		1,463,481		1,315,623
Granted (in shares)		462,937		343,173		685,936
Exercised (in shares)		(47,231)		(221,262)		(500,184)
Forfeited (in shares)		(205,911)		(207,044)		(37,894)
Outstanding at the end of the period (in shares)		1,588,143		1,378,348		1,463,481	1,315,623
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 26.79	$ 19.64	$ 26.38	$ 20.98	$ 19.65	$ 14.61
Granted (in dollars per share) | (per share)	16.07	12.34	21.47	15.75	32.16	25.58
Exercised (in dollars per share) | (per share)	13.58	10.43	16.10	11.81	14.91	11.86
Forfeited (in dollars per share) | (per share)	26.45	20.31	34.24	25.10	24.58	19.55
Outstanding at the end of the period (in dollars per share) | (per share)	$ 23.62	$ 18.14	$ 26.79	$ 19.64	$ 26.38	$ 20.98	$ 14.61
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period				2 years 9 months 18 days		3 years 2 months	2 years 11 months
Outstanding at the end of the period				2 years 9 months 18 days		3 years 2 months	2 years 11 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $		$ 822		$ 4,788		$ 4,687
Exercised | $		80		1,222		6,997
Outstanding at the end of the period | $		$ 30		$ 822		$ 4,788	$ 4,687